Fees and Expenses	Dec. 31, 2025
MFS Global Equity Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Global Equity Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.36%	0.36%
Expenses (as a percentage of Assets)		1.26%	1.51%
Fee Waiver or Reimbursement	[1]	(0.33%)	(0.33%)
Net Expenses (as a percentage of Assets)		0.93%	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.92% of the class' average daily net assets annually for Initial Class shares and 1.17% of the class' average daily net assets annually for Service Class shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity and/or foreign tax reclaim recovery expenses (including contingency fees and closing agreement expenses to be paid to third party service providers) incurred in connection with the fund’s recovery of foreign taxes previously withheld in certain foreign countries. These expenses are excluded from the expense limitation described above.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Global Equity Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 95	$ 120
Expense Example, with Redemption, 3 Years	367	445
Expense Example, with Redemption, 5 Years	660	792
Expense Example, with Redemption, 10 Years	$ 1,494	$ 1,773

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
MFS Growth Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Growth Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.74%	0.99%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.73%	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Growth Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 75	$ 100
Expense Example, with Redemption, 3 Years	236	314
Expense Example, with Redemption, 5 Years	410	546
Expense Example, with Redemption, 10 Years	$ 917	$ 1,212

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
MFS Investors Trust Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Investors Trust Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.07%	0.07%
Expenses (as a percentage of Assets)		0.82%	1.07%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.74%	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.74% of the class' average daily net assets annually for Initial Class shares and 0.99% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Investors Trust Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 76	$ 101
Expense Example, with Redemption, 3 Years	254	332
Expense Example, with Redemption, 5 Years	447	582
Expense Example, with Redemption, 10 Years	$ 1,006	$ 1,298

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
MFS Mid Cap Growth Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Mid Cap Growth Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.07%	0.07%
Expenses (as a percentage of Assets)		0.82%	1.07%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.81%	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Mid Cap Growth Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 83	$ 108
Expense Example, with Redemption, 3 Years	261	339
Expense Example, with Redemption, 5 Years	454	589
Expense Example, with Redemption, 10 Years	$ 1,013	$ 1,305

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%
MFS New Discovery Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS New Discovery Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.95%	1.20%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.87%	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.87% of the class' average daily net assets annually for Initial Class shares and 1.12% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS New Discovery Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 89	$ 114
Expense Example, with Redemption, 3 Years	295	373
Expense Example, with Redemption, 5 Years	518	652
Expense Example, with Redemption, 10 Years	$ 1,159	$ 1,447

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	79.00%
MFS Total Return Bond Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Total Return Bond Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.54%	0.79%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.53%	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Total Return Bond Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 54	$ 80
Expense Example, with Redemption, 3 Years	172	251
Expense Example, with Redemption, 5 Years	301	438
Expense Example, with Redemption, 10 Years	$ 676	$ 977

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio (21% excluding to be announced (TBA) transactions).

Portfolio Turnover, Rate	47.00%
MFS Research Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Research Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.07%	0.07%
Expenses (as a percentage of Assets)		0.82%	1.07%
Fee Waiver or Reimbursement	[1]	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.74%	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.74% of the class' average daily net assets annually for Initial Class shares and 0.99% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Research Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 76	$ 101
Expense Example, with Redemption, 3 Years	254	332
Expense Example, with Redemption, 5 Years	447	582
Expense Example, with Redemption, 10 Years	$ 1,006	$ 1,298

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
MFS Total Return Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Total Return Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.67%	0.67%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.04%	0.04%
Expenses (as a percentage of Assets)		0.71%	0.96%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.61%	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.61% of the class’ average daily net assets annually for Initial Class shares and 0.86% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Total Return Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 62	$ 88
Expense Example, with Redemption, 3 Years	217	296
Expense Example, with Redemption, 5 Years	385	521
Expense Example, with Redemption, 10 Years	$ 873	$ 1,169

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
MFS Utilities Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Utilities Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.74%	0.74%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.79%	1.04%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.78%	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Utilities Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 80	$ 105
Expense Example, with Redemption, 3 Years	251	330
Expense Example, with Redemption, 5 Years	438	573
Expense Example, with Redemption, 10 Years	$ 977	$ 1,270

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
MFS Value Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Value Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.69%	0.69%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.03%	0.03%
Expenses (as a percentage of Assets)		0.72%	0.97%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.69%	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.69% of the class' average daily net assets annually for Initial Class shares and 0.94% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Value Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 70	$ 96
Expense Example, with Redemption, 3 Years	227	306
Expense Example, with Redemption, 5 Years	398	533
Expense Example, with Redemption, 10 Years	$ 892	$ 1,187

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%